Acquisition of Additional Interest in the Soto Norte Project - Schedule of Fair Value of Assets and Liabilities Acquired (Details) $ in Thousands	Jun. 28, 2024 USD ($) shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Jun. 24, 2024 shares
Fair value of assets acquired and liabilities assumed
Number of shares issued (in shares) | shares		205,532,283	171,034,256
Soto Norte
Consideration paid
15,750,000 common shares issued and 6,000,000 contingently issuable common shares of Aris Mining (Note 14b)	$ 180,920
Previously held interest in the Soto Norte Project	108,363
Acquisition costs and project funding	6,085
Total consideration paid	295,368
Fair value of assets acquired and liabilities assumed
Cash and cash equivalents	5,251
Prepaid expenses and other receivables	213
Mining interests, plant and equipment (Note 9)	4,790
Exploration and evaluation assets (Note 9)	578,110
Accounts payable and accrued liabilities	(2,511)
Reclamation and rehabilitation provision (Note 12)	(1,690)
Deferred revenue (Note 6b)	(5,010)
Non-controlling interest	(283,785)
Assets acquired and liabilities assumed	295,368
Professional fees expense	1,000
Transaction costs	$ 5,100
Number of shares issued (in shares) | shares	15,750,000			15,750,000
Common shares issuable (in shares) | shares	6,000,000